Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Income Taxes [Line Items]
Net tax expense / (benefit) recognized in other comprehensive income	$ 337	$ 40
Net tax expense / (benefit) recognized in share premium	(160)	$ (18)	$ (12)
Current tax expenses that related to top-up taxes	8
Non-Swiss
Disclosure Income Taxes [Line Items]
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs	(747)
Current tax expense (benefit) from US corporate alternative minimum tax	145
Current tax expense (benefit) from Non-Swiss Subsidiaries and Branches	565
Deferred tax expense / (benefit) resulting from recognition of DTAs for tax credits carried forward	(145)
Deferred tax expense / (benefit) resulting from the decrease or increase in the expected value of future tax deductions for deferred compensation awards	(215)
Deferred tax expense / (benefit) resulting from an increase in DTAs recognition for UBS AG's US branch	(118)
Amortisation of deferred tax assets	$ 490